Income tax, Amounts Recognized in OCI (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	$ (3,782,578,637)	$ 334,825,960	$ (889,857,747)
Amounts recognized in OCI, Tax (expense) benefit	1,134,773,591	(100,447,638)	266,957,324
Other comprehensive income for the period	(2,647,805,046)	234,378,322	(622,900,423)
Remeasurement of Defined Benefit Liability [Member]
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	1,365,506	16,372	124,599
Amounts recognized in OCI, Tax (expense) benefit	(409,652)	(4,762)	(37,380)
Other comprehensive income for the period	955,854	11,610	87,219
Revaluation of Property, Construction in Process and Equipment [Member]
Amounts recognized in other comprehensive income [Abstract]
Amounts recognized in OCI, Before tax	(3,783,944,143)	334,809,588	(889,982,346)
Amounts recognized in OCI, Tax (expense) benefit	1,135,183,243	(100,442,876)	266,994,704
Other comprehensive income for the period	$ (2,648,760,900)	$ 234,366,712	$ (622,987,642)